Equity - Additional Information (Detail) - BRL (R$) R$ / shares in Units, R$ in Thousands		12 Months Ended
	Aug. 14, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Feb. 19, 2020
Shareholders Equity [line items]
Subscribed and paid-in capital stock		1,112,810,192
Price of the shares issued		R$ 25.48	R$ 26.60
Common shares outstanding		46,518,315	55,725,974	57,870,520
Shares held in treasury		26,780,298	26,780,298	(26,082,712)
Average cost		R$ 18.12	R$ 18.12	R$ 18.49
Increase in capital reserves		R$ 498,812
Incurred costs directly attributable to issuing new shares		2,260
Retention of profits and investments reserve		3,290,073	R$ 3,412,427
Dividends payable		R$ 261,470	R$ 380,324
Dividends per share	R$ 0.20	R$ 0.24	R$ 0.70
Dividends paid	R$ 217,382
Rights Outstanding					2,108,542
Top of range [member]
Shareholders Equity [line items]
Common shares authorized		1,600,000,000